Fair Value Measurements - Narrative (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 179,352,379	$ 156,759,731
Collective investment trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	10,102,366	11,862,778
Collective investment trust | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 10,102,366	$ 11,862,778